CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 12,493,135	$ 38,692,871
Restricted cash		2,035,634
Prepaid expenses and other current assets	2,409,295	4,198,301
Trust bank balances held on behalf of customers	31,217,870	39,168,960
Accounts receivable - margin clients, net of allowance for doubtful accounts of nil and nil in 2017 and 2018, respectively	17,751,034	8,010,846
Accounts receivable - others, net of allowance for doubtful accounts of $3,579 and $3,407 in 2017 and 2018, respectively	7,101,910	8,977,608
Short - term investments		532,912
Total current assets	70,973,244	101,617,132
Property and equipment, net	4,459,334	6,885,261
Acquired intangible assets, net	85,154	96,457
Cost method investment	1,631,892	1,714,058
Equity method investment, net	778,721	817,223
Rental deposits	963,575	1,140,929
Goodwill	107,791	108,010
Guarantee fund deposits	217,033	604,497
Deferred tax assets	1,472,606	1,620,286
Total assets	80,689,350	114,603,853
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $8,477,256 and $7,119,096 as of December 31, 2017 and December 31, 2018, respectively)	8,127,440	9,370,845
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $6,109,214 and $3,845,786 as of December 31, 2017 and December 31, 2018, respectively)	11,728,235	9,953,695
Contingent liability (including contingent liability held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2017 and December 31, 2018, respectively)		2,760
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $5,374,977 and $5,599,216 as of December 31, 2017 and December 31, 2018, respectively)	31,217,870	39,168,960
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $1,066,918 and $189,082 as of December 31, 2017 and December 31, 2018, respectively)	2,947,206	9,461,921
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $483,656 and ($2,303) as of December 31, 2017 and December 31, 2018, respectively)	154,973	553,316
Total current liabilities	54,175,724	68,511,497
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $25,229 and (9,482) as of December 31, 2017 and December 31, 2018, respectively)	149,107	144,149
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $218,170 and $12,678 as of December 31, 2017 and December 31, 2018, respectively)	28,682	236,596
Total liabilities	54,353,513	68,892,242
Commitments and contingencies (Note 22)
China Finance Online Co. Limited shareholder’s equity:
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	57,001,017	57,000,417
Additional paid-in capital	36,079,122	34,368,210
Accumulated other comprehensive income	6,291,793	6,654,191
Retained deficits	(63,926,256)	(43,976,136)
Total China Finance Online Co. Limited shareholders’ equity	35,445,676	54,046,682
Noncontrolling interest	(9,109,839)	(8,335,071)
Total equity	26,335,837	45,711,611
Total liabilities and equity	$ 80,689,350	$ 114,603,853